Annual Operating Expenses {- Fidelity Flex® U.S. Bond Index Fund} - 08.31 Fidelity Flex U.S. Bond Index Fund PRO-07 - Fidelity Flex® U.S. Bond Index Fund - Fidelity Flex U.S. Bond Index Fund-Default	Oct. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.